Share-Based Compensation Plans - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail) - Equity Based Compensation Plan [Member]	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Outstanding options at the end of the year	11,282,865	11,282,865	15,165,029	19,049,997	20,348,470
Weighted average exercise price | (per share)	$ 11.88	€ 11.22	€ 11.54	€ 11.88	€ 12.09